Incentive Plans (Stock-Based Compensation Expense And Related Income Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Income tax benefits related to stock-based compensation	$ 87	$ 75	$ 28
Selling And Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense (included in selling and administrative expense)	$ 84	$ 73	$ 100